Cover	Jun. 14, 2023
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K dated June 16, 2023 (the “Original Form 8-K”) filed by 374Water Inc. (the “Company”) with the United States Securities and Exchange Commission. The Original Form 8-K reported the final voting results of the Company’s 2023 Annual Meeting of Stockholders held on June 14, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“say on pay”). No other changes have been made to the Original Form 8-K.
Entity Emerging Growth Company	true
Document Period End Date	Jun. 14, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-27866
Entity Address Address Line 1	701 W Main Street
Entity Address Address Line 2	Suite 410
Entity Address City Or Town	Durham
Entity Address Postal Zip Code	27701
City Area Code	919
Local Phone Number	888-8194
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ
Entity Address State Or Province	NC